Shareholder Report, Line Graph (Details) 190132_Angel Oak Multi-Strategy Income Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2026
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with maximum 1.00% deferred sales charge)
Accumulated Value	$ 11,310	$ 10,604	$ 10,244	$ 11,625	$ 11,422	$ 11,704	$ 11,225	$ 11,000	$ 10,587	$ 10,000	$ 12,059
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 11,274	$ 11,046	$ 10,819	$ 11,806	$ 12,167	$ 11,619	$ 10,597	$ 10,363	$ 10,145	$ 10,000	$ 12,047